Expense Example - FidelityAdvisorValueStrategiesFund-KPRO - FidelityAdvisorValueStrategiesFund-KPRO - Fidelity Advisor Value Strategies Fund - Fidelity Value Strategies Fund - Class K	Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930